Cover Page		12 Months Ended
	Feb. 22, 2021	Apr. 30, 2021
Cover [Abstract]
Entity Registrant Name	American Woodmark Corporation
Entity Central Index Key	0000794619
Current Fiscal Year End Date		--04-30
Entity Address, Address Line One	561 Shady Elm Road,
Entity Incorporation, State or Country Code	VA
Document Type	8-K
Document Period End Date	Feb. 22, 2021
City Area Code	540
Local Phone Number	665-9100
Entity File Number	000-14798
Entity Tax Identification Number	54-1138147
Entity Address, City or Town	Winchester,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22602
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false